CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details)				1 Months Ended
	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL (R$)	Oct. 01, 2005 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 BRL (R$)
Loss Contingencies [Line Items]
Offsetting amount			$ 2,100,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member]
Loss Contingencies [Line Items]
Amount of possible loss	$ 3,120,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties)				$ 3,650,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Amount of possible loss | R$		R$ 5,567,032
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real | Subsequent Event [Member]
Loss Contingencies [Line Items]
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) | R$					R$ 12,100,000